Note 47	12 Months Ended
Dec. 31, 2024
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss [Abstract]
Disclosure of Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss [Text Block]	Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification
The breakdown of impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification by the nature of those assets in the consolidated income statements is as follows:

Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification (Millions of Euros)
	Notes	2024	2023	2022
Financial assets at fair value through other comprehensive income - Debt securities		58	42	76
Financial assets at amortized cost		5,687	4,386	3,303
Of which: recovery of written-off assets by cash collection	7.2.5	(403)	(369)	(390)
Total		5,745	4,428	3,379